                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06121

Morgan Stanley Pacific Growth Fund Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                         (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY PACIFIC GROWTH FUND INC. PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended October 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED OCTOBER 31, 2005

                                                   MORGAN
                                                  STANLEY
                                                  CAPITAL            LIPPER
                                            INTERNATIONAL           PACIFIC
                                             (MSCI) WORLD            REGION
CLASS A    CLASS B    CLASS C    CLASS D         INDEX(1)    FUNDS INDEX(2)
-------    -------    -------    -------    -------------    --------------
 19.22%     18.28%     18.37%     19.56%           13.27%            24.48%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

On the whole, the Asia ex-Japan region outperformed other global regions including North America, Europe and EAFE (Europe, Australasia and the Far East) during the 12-month period ended October 31, 2005. Strength was broad-based, as both developed Asia Pacific countries such as Australia and emerging markets such as Pakistan and South Korea posted good gains. In fact, most markets ended the 12-month period with double-digit positive returns. Past performance is no guarantee of future results.

Performance was largely driven by strong corporate results, positive economic policies and healthy endogenous domestic demand. Foreign fund inflows from global asset allocation to Asia further spurred the markets on. These positive factors helped offset concerns surrounding high oil prices, rising interest rates in the United States and Asia, global inflation, and the sources and sustainability of economic growth in the Asia Pacific region. Pakistan was the best performing market in the region during the 12-month period; performance was fueled by foreign investor-friendly economic and governmental policies. South Korea was also one of the region's leading markets. Despite concerns over the sustainability of growth and rising unemployment, the country has been a prime beneficiary of foreign inflows over the past 12 months. In contrast, Taiwan's market lagged its regional peers as the technology sector (which accounts for large representation in its index) underperformed, hindered by falling operating margins and retail prices, and increasing competition.

For the first nine months of the reporting period, the Japanese equity market lagged many other developed countries. Despite generally favorable corporate profit results and a reversal of the downward trend in real-estate prices, volatile and mixed economic data commanded investor attention. April was a particularly tumultuous month for the Japanese markets, as the Nikkei 225 Index declined for six consecutive days amid tense Sino-Japanese relations. Additionally, a new economy Internet company's very hostile takeover of an established television company prompted speculation about other possible merger and acquisition activity.

Although Japanese macro economic indicators had recovered gradually during the latter half of the review period, we believe it was not until August that investors' sentiment toward the Japanese equity markets significantly changed. Prime Minister Koizumi's call for a "snap election" over postal privatization bills fueled a market rally. Positive outlooks announced by Bank of Japan buoyed sentiment further. In October, the markets rose to their highest level since May 2001, led by economically sensitive, high-beta domestic sectors such as financials and commodity-related companies. (High-beta stocks and sectors are those which display greater volatility over time.) Over this same period since August, however, select auto, electrical machinery and other dollar-sensitive sectors of the market became relatively more attractive, owing to a weaker-than-consensus yen over the past six months, in our view.

PERFORMANCE ANALYSIS

Morgan Stanley Pacific Growth Fund outperformed the Morgan Stanley Capital International (MSCI) World Index and underperformed the Lipper Pacific Region Funds Index for the 12 months ended October 31, 2005, assuming no deduction of applicable sales charges.

Especially during the latter half of the period, the Japan portion's performance was comparatively weak relative to the Fund's overall performance for the 12-month period, we believe it was mainly due to a lack of exposure to high-beta, large-cap stocks such as banks and insurance companies. In addition, compared to the MSCI World Index, the Fund's larger exposure to Japanese blue chip exporters detracted from relative returns, given concerns over the negative impacts of rising oil prices and rising U.S. interest rates on consumer spending. On a positive note, machinery companies as well as trading companies from the capital goods sector advanced briskly, based on earnings momentum. Stock selection in the materials sector also benefited the Fund in the first half of the reporting period. Here, performance was supported by factors including a recovering earnings environment in the semiconductor industry as well as by investors' appetites for mid- and small-cap companies.

Elsewhere, an overweight in Hong Kong real estate stocks was a strong positive contributor, as the property market there rallied--a result of limited supply and strong demand from both locals and Chinese investors. Consumer discretionary exposure also added to the Fund's gains, due to company-specific news. A relative overweight in select Taiwan technology stocks boosted performance as well. Although many companies struggled, certain niche sectors within the technology space have managed to preserve their operating profit margins, due to growing demand for their products and high barriers to entry. Other overweight positions, including South Korean construction and engineering stocks and consumer discretionary stocks, have outperformed in the past 12 months, contributing to the Fund's performance.

The Fund's underweight position in Australia and its overweight in Thailand hindered performance, as Australia outperformed the MSCI World Index while Thailand's market posted weak performance. Also, as Chinese energy stocks performed well on the back of rising oil prices and a volatile supply environment, the Fund's relative underweight in such names hurt returns.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

  TOP 10 HOLDINGS

  Toyota Motor Corp.                           2.0%
  Esprit Holdings Ltd.                         1.9
  Mitsubishi Corp.                             1.8
  Matsushita Electric Industrial Co., Ltd.     1.7
  Nissan Motor Co., Ltd.                       1.7
  Canon, Inc.                                  1.7
  Bharat Heavy Electricals Ltd.                1.5
  Toshiba Corp.                                1.3
  Fujitsu Ltd.                                 1.3
  Mitsubishi Heavy Industries, Ltd.            1.2

  TOP FIVE COUNTRIES

  Japan                                       55.0%
  Australia                                    9.5
  Hong Kong                                    8.5
  South Korea                                  6.9
  Taiwan                                       6.6

DATA AS OF OCTOBER 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) AND OTHER SECURITIES OF COMPANIES WHICH HAVE A PRINCIPAL PLACE OF BUSINESS IN, OR WHICH DERIVE A MAJORITY OF THEIR REVENUES FROM BUSINESS IN, ASIA, AUSTRALIA OR NEW ZEALAND. THE PRINCIPAL ASIAN COUNTRIES
INCLUDE: JAPAN, MALAYSIA, SINGAPORE, HONG KONG, THAILAND, THE PHILIPPINES, INDIA, INDONESIA, TAIWAN AND SOUTH KOREA. THE FUND'S ASSETS WILL BE INVESTED IN AT LEAST THREE COUNTRIES. THE FUND, HOWEVER, MAY INVEST MORE THAN 25 PERCENT OF ITS NET ASSETS IN JAPAN, HONG KONG, MALAYSIA, SOUTH KOREA AND/OR TAIWAN. THUS, THE INVESTMENT PERFORMANCE OF THE FUND MAY BE SUBJECT TO THE SOCIAL, POLITICAL AND ECONOMIC EVENTS OCCURRING IN THOSE COUNTRIES TO A GREATER EXTENT THAN OTHER COUNTRIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS

(AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT--CLASS B

ENDING VALUE
($ IN THOUSANDS)

                        FUND++    MSCI WORLD INDEX(1)   LIPPER PACIFIC REGION FUNDS INDEX(2)
October 31, 1995       $ 10,000        $ 10,000                       $ 10,000
October 31, 1996       $ 10,300        $ 11,630                       $ 10,501
October 31, 1997       $  7,105        $ 13,580                       $  8,535
October 31, 1998       $  5,480        $ 15,652                       $  6,929
October 31, 1999       $  8,105        $ 19,552                       $ 11,024
October 31, 2000       $  7,387        $ 19,766                       $  9,300
October 31, 2001       $  5,033        $ 14,723                       $  6,837
October 31, 2002       $  4,829        $ 12,536                       $  6,541
October 31, 2003       $  6,567        $ 15,508                       $  8,957
October 31, 2004       $  7,156        $ 17,563                       $  9,621
October 31, 2005       $  8,464        $ 19,894                       $ 11,976

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2005

                             CLASS A SHARES*     CLASS B SHARES**      CLASS C SHARES+     CLASS D SHARES^
                            (SINCE 07/28/97)     (SINCE 11/30/90)     (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                              TGRAX                TGRBX                TGRCX                TGRDX
  1 YEAR                              19.22%(3)            18.28%(3)            18.37%(3)            19.56%(3)
                                      12.96(4)             13.28(4)             17.37(4)                --
  5 YEARS                              3.58(3)              2.76(3)              2.82(3)              3.83(3)
                                       2.47(4)              2.40(4)              2.82(4)                --
  10 YEARS                               --                (1.65)(3)               --                   --
                                         --                (1.65)(4)               --                   --
  SINCE INCEPTION                     (2.08)(3)             3.72(3)             (2.78)(3)            (1.85)(3)
                                      (2.71)(4)             3.72(4)             (2.78)(4)               --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and
Class D shares will vary due to differences in sales charges and expenses.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER PACIFIC REGION FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER PACIFIC REGION FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/05 - 10/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    BEGINNING           ENDING           EXPENSES PAID
                                                                  ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD *
                                                                  -------------      -------------      ---------------
                                                                                                           05/01/05 -
                                                                    05/01/05           10/31/05             10/31/05
                                                                  -------------      -------------      ---------------
CLASS A
Actual (8.54% return)                                              $  1,000.00        $  1,085.40          $    9.99
Hypothetical (5% annual return before expenses)                    $  1,000.00        $  1,015.63          $    9.65

CLASS B
Actual (8.18% return)                                              $  1,000.00        $  1,081.80          $   13.91
Hypothetical (5% annual return before expenses)                    $  1,000.00        $  1,011.85          $   13.44

CLASS C
Actual (8.10% return)                                              $  1,000.00        $  1,081.00          $   13.90
Hypothetical (5% annual return before expenses)                    $  1,000.00        $  1,011.85          $   13.44

CLASS D
Actual (8.64% return)                                              $  1,000.00        $  1,086.40          $    8.68
Hypothetical (5% annual return before expenses)                    $  1,000.00        $  1,016.89          $    8.39

----------
   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.90%, 2.65%, 2.65% AND 1.65% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY PACIFIC GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2005

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             COMMON STOCKS (a) (99.3%)

             AUSTRALIA (9.5%)
             APPAREL/FOOTWEAR
   156,371   Billabong International Ltd.                         $     1,524,741
                                                                  ---------------
             BEVERAGES: ALCOHOLIC
   167,200   Foster's Group Ltd.                                          726,590
    47,400   Lion Nathan Ltd.                                             280,670
    37,100   McGuigan Simeon
              Wines Limited                                               104,165
                                                                  ---------------
                                                                        1,111,425
                                                                  ---------------
             BIOTECHNOLOGY
    27,950   CSL Ltd.                                                     786,247
                                                                  ---------------
             CASINO/GAMING
   104,900   Tattersall's Ltd.*                                           248,328
    94,400   UNiTAB Ltd.                                                  899,496
                                                                  ---------------
                                                                        1,147,824
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
    24,000   Leighton Holdings Ltd.                                       274,464
                                                                  ---------------
             FINANCIAL CONGLOMERATES
   178,350   AMP Ltd.                                                     975,297
    14,400   Macquarie Bank Ltd.                                          699,898
                                                                  ---------------
                                                                        1,675,195
                                                                  ---------------
             FOOD RETAIL
   198,300   Metcash Limited                                              602,034
                                                                  ---------------
             FOREST PRODUCTS
    71,400   Great Southern
              Plantations Ltd.                                            165,728
   192,200   Gunns Ltd.                                                   400,096
                                                                  ---------------
                                                                          565,824
                                                                  ---------------
             MAJOR BANKS
    93,950   Australia and New Zealand
              Banking Group Ltd.                                        1,659,437
    48,850   National Australia Bank Ltd.                               1,208,980
    13,400   Westpac Banking Corp.                                        208,484
                                                                  ---------------
                                                                        3,076,901
                                                                  ---------------
             MISCELLANEOUS COMMERCIAL
             SERVICES
   164,550   Brambles Industries Ltd.                             $     1,043,299
                                                                  ---------------
             MULTI-LINE INSURANCE
   104,900   Insurance Australia
              Group Ltd.                                                  407,725
                                                                  ---------------
             OTHER METALS/MINERALS
   136,501   BHP Billiton Ltd.                                          2,118,994
    18,550   Rio Tinto Ltd.                                               783,769
   144,900   Zinifex Ltd.                                                 529,263
                                                                  ---------------
                                                                        3,432,026
                                                                  ---------------
             OTHER TRANSPORTATION
   142,700   Macquarie Airports
              (Stapled Securities)+                                       321,487
                                                                  ---------------
             PRECIOUS METALS
    19,250   Newcrest Mining Ltd.                                         263,092
                                                                  ---------------
             PROPERTY - CASUALTY INSURERS
    66,400   QBE Insurance Group Ltd.                                     887,199
                                                                  ---------------
             REAL ESTATE INVESTMENT TRUSTS
   108,800   Mirvac Group
              (Stapled Securities)+                                       311,544
                                                                  ---------------
             TOTAL AUSTRALIA                                           17,431,027
                                                                  ---------------
             CHINA (0.6%)
             AIRLINES
   538,000   Air China Ltd.*                                              168,747
                                                                  ---------------
             ELECTRIC UTILITIES
   605,000   Huadian Power International
              Corp., Ltd. (Class H)                                       151,430
                                                                  ---------------
             FOOD RETAIL
   198,000   Lianhua Supermarket Holdings
              Ltd. (Class H)                                              214,775
                                                                  ---------------
             INVESTMENT TRUSTS/ MUTUAL FUNDS
   100,000   Investment Co. of China** *                                   13,600
                                                                  ---------------
             LIFE/HEALTH INSURANCE
   350,000   China Life Insurance Co.,
              Ltd. (Class H)*                                             255,900
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             MULTI-LINE INSURANCE
   170,000   Ping An Insurance (Group)
              Co., Ltd. (Class H)                                 $       275,828
                                                                  ---------------
             Total China                                                1,080,280
                                                                  ---------------
             HONG KONG (8.5%)
             AGRICULTURAL COMMODITIES/MILLING
   612,000   Global Bio-Chem Technology
              Group Co., Ltd.                                             243,423
                                                                  ---------------
             ALUMINUM
 1,590,000   Asia Aluminum
              Holdings Ltd.                                               129,341
                                                                  ---------------
             APPAREL/FOOTWEAR
   830,000   Victory City International
              Holdings Ltd.                                               209,667
                                                                  ---------------
             APPAREL/FOOTWEAR RETAIL
   503,000   Esprit Holdings Ltd.                                       3,552,401
                                                                  ---------------
             CONSUMER SUNDRIES
   818,000   Moulin Global Eyecare
              Holdings Ltd.*                                                    0
                                                                  ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
   327,000   The Grande Holdings Ltd.                                     259,417
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
 1,435,800   New World Development
              Co., Ltd.                                                 1,774,843
                                                                  ---------------
             INDUSTRIAL CONGLOMERATES
    93,000   Hutchison Whampoa Ltd.                                       882,692
    57,000   Swire Pacific Ltd. (Class A)                                 511,924
                                                                  ---------------
                                                                        1,394,616
                                                                  ---------------
             INDUSTRIAL SPECIALTIES
   147,000   Kingboard Chemical
              Holdings Ltd.                                               312,073
                                                                  ---------------
             MAJOR BANKS
   193,000   BOC Hong Kong
              (Holdings) Ltd.                                             360,371
                                                                  ---------------
             OTHER CONSUMER SERVICES
   723,000   China Travel
              International Investment
              Hong Kong Ltd.                                      $       150,433
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
    93,000   Cheung Kong
              (Holdings) Ltd.                                             970,288
   267,000   Great Eagle Holdings Ltd.                                    638,010
   176,000   Henderson Land Development
              Co., Ltd.                                                   786,220
   476,000   Hysan Development
              Co., Ltd.                                                 1,034,538
                                                                  ---------------
                                                                        3,429,056
                                                                  ---------------
             REGIONAL BANKS
 3,255,000   China Construction
              Bank (Class H)*                                             986,720
    18,000   Dah Sing Financial Group                                     109,577
                                                                  ---------------
                                                                        1,096,297
                                                                  ---------------
             SEMICONDUCTORS
   768,000   Solomon Systech
              International Ltd.                                          283,001
                                                                  ---------------
             TEXTILES
   400,000   Fountain Set (Holdings) Ltd.                                 155,600
                                                                  ---------------
             TOOLS/HARDWARE
   506,000   Techtronic Industries
              Co., Ltd.                                                 1,248,439
                                                                  ---------------
             WIRELESS TELECOMMUNICATIONS
   186,000   China Mobile
              (Hong Kong) Ltd.                                            832,265
                                                                  ---------------
             TOTAL HONG KONG                                           15,431,243
                                                                  ---------------
             INDIA (3.5%)
             ELECTRICAL PRODUCTS
   105,300   Bharat Heavy
              Electricals Ltd.                                          2,653,990
                                                                  ---------------
             MOTOR VEHICLES
    74,000   Hero Honda Motors Ltd.                                     1,161,857
                                                                  ---------------
             REGIONAL BANKS
   546,500   Union Bank of India Ltd.                                   1,374,862
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             TEXTILES
   143,000   Raymond Ltd.                                         $     1,188,047
                                                                  ---------------
             TOTAL INDIA                                                6,378,756
                                                                  ---------------
             INDONESIA (1.6%)
             COAL
 4,883,000   PT Bumi Resources Tbk                                        375,732
                                                                  ---------------
             DEPARTMENT STORES
 4,236,500   PT Ramayana Lestari
              Sentosa Tbk                                                 301,207
                                                                  ---------------
             MAJOR TELECOMMUNICATIONS
   605,500   PT Telekomunikasi
              Indonesia Tbk                                               303,045
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
27,405,500   PT Kawasan Industri
              Jababeka Tbk*                                               243,069
                                                                  ---------------
             REGIONAL BANKS
 2,017,000   PT Bank Central Asia Tbk                                     642,917
 2,727,500   PT Bank Rakyat Indonesia                                     660,872
                                                                  ---------------
                                                                        1,303,789
                                                                  ---------------
             SPECIALTY STORES
 1,942,100   PT Mitra Adiperkasa Tbk                                      190,242
                                                                  ---------------
             TOBACCO
   124,000   PT Gudang Garam Tbk                                          124,993
                                                                  ---------------
             TOTAL INDONESIA                                            2,842,077
                                                                  ---------------
             JAPAN (55.0%)
             AUTO PARTS: O.E.M.
    60,300   NIFCO Inc.                                                 1,013,574
                                                                  ---------------
             BUILDING PRODUCTS
   103,000   Nippon Sheet Glass
              Company, Ltd.                                               440,264
   153,000   Sanwa Shutter Corp.                                          951,684
                                                                  ---------------
                                                                        1,391,948
                                                                  ---------------
             CHEMICALS: MAJOR DIVERSIFIED
   223,500   Mitsubishi Chemical Corp.                                  1,390,394
                                                                  ---------------
             CHEMICALS: SPECIALTY
   231,000   Daicel Chemical
              Industries, Ltd.                                          1,495,638
   352,000   Denki Kagaku Kogyo
              Kabushiki Kaisha                                    $     1,288,936
   175,000   Kaneka Corp.                                               2,163,548
   107,000   Shin-Etsu Polymer
              Co., Ltd.                                                 1,197,850
                                                                  ---------------
                                                                        6,145,972
                                                                  ---------------
             COMMERCIAL PRINTING/FORMS
    95,000   Dai Nippon Printing
              Co., Ltd.                                                 1,552,160
    46,000   Nissha Printing Co., Ltd.                                    922,001
                                                                  ---------------
                                                                        2,474,161
                                                                  ---------------
             COMPUTER PERIPHERALS
    87,300   Mitsumi Electric Co., Ltd.                                   846,039
                                                                  ---------------
             COMPUTER PROCESSING
             HARDWARE
   371,000   Fujitsu Ltd.                                               2,459,704
                                                                  ---------------
             ELECTRIC UTILITIES
    48,500   Tokyo Electric Power
              Co., Inc.                                                 1,205,720
                                                                  ---------------
             ELECTRICAL PRODUCTS
   314,000   Furukawa Electric
              Co., Ltd.*                                                1,501,165
                                                                  ---------------
             ELECTRONIC COMPONENTS
    25,900   TDK Corp.                                                  1,755,602
                                                                  ---------------
             ELECTRONIC DISTRIBUTORS
    37,500   Ryosan Co., Ltd.                                             963,761
                                                                  ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
    57,700   Canon, Inc.                                                3,054,188
   108,900   Casio Computer Co., Ltd.                                   1,642,212
    26,700   Kyocera Corp.                                              1,730,918
   174,000   Matsushita Electric Industrial
              Co., Ltd.                                                 3,194,692
   390,000   NEC Corp.                                                  1,939,943
   133,000   Ricoh Co., Ltd.                                            2,107,664
   530,000   Toshiba Corp.                                              2,467,185
                                                                  ---------------
                                                                       16,136,802
                                                                  ---------------
             ELECTRONICS/APPLIANCES
    62,900   Fuji Photo Film Co., Ltd.                                  2,009,086

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
    25,900   Rinnai Corp.                                         $       617,193
    46,000   Sony Corp.                                                 1,500,482
                                                                  ---------------
                                                                        4,126,761
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
    69,000   Kyudenko Corp.                                               472,003
    57,000   Maeda Road Construction
              Co., Ltd.                                                   430,324
  227,000O   bayashi Corp.                                              1,661,869
    34,000   Sanki Engineering Co., Ltd.                                  312,647
                                                                  ---------------
                                                                        2,876,843
                                                                  ---------------
             FINANCE/RENTAL/LEASING
    70,900   Hitachi Capital Corp.                                      1,504,736
                                                                  ---------------
             FOOD RETAIL
    53,400   FamilyMart Co., Ltd.                                       1,590,989
                                                                  ---------------
             FOOD: MEAT/FISH/DAIRY
    85,000   Nippon Meat Packers, Inc.                                    942,493
                                                                  ---------------
             FOOD: SPECIALTY/CANDY
    43,300   House Foods Corp.                                            643,631
                                                                  ---------------
             HOME BUILDING
   219,000   Sekisui Chemical Co., Ltd.                                 1,382,549
   126,000   Sekisui House, Ltd.                                        1,568,371
                                                                  ---------------
                                                                        2,950,920
                                                                  ---------------
             INDUSTRIAL CONGLOMERATES
   333,000   Hitachi Ltd.                                               2,048,159
                                                                  ---------------
             INDUSTRIAL MACHINERY
   165,000   Amada Co., Ltd.                                            1,259,393
   110,000   Daifuku Co., Ltd.                                          1,455,036
    78,200   Daikin Industries Ltd.                                     2,036,146
    47,100   Fuji Machine Mfg. Co., Ltd.                                  573,049
    81,000   Fujitec Co., Ltd.                                            451,354
   574,000   Mitsubishi Heavy
              Industries, Ltd.                                          2,182,387
   222,000   Tsubakimoto Chain Co.                                      1,301,368
                                                                  ---------------
                                                                        9,258,733
                                                                  ---------------
             INDUSTRIAL SPECIALTIES
    56,400   Lintec Corp.                                                 957,194
   114,000   Toyo Ink Manufacturing
              Co., Ltd.                                                   489,927
                                                                  ---------------
                                                                        1,447,121
                                                                  ---------------
             MAJOR TELECOMMUNICATIONS
       289   Nippon Telegraph &
              Telephone Corp.                                     $     1,377,479
                                                                  ---------------
             METAL FABRICATIONS
   196,000   Minebea Co., Ltd.                                            765,341
                                                                  ---------------
             MISCELLANEOUS MANUFACTURING
    88,800   Kurita Water Industries Ltd.                               1,489,040
                                                                  ---------------
             MOTOR VEHICLES
   295,200   Nissan Motor Co., Ltd.                                     3,085,986
   104,100   Suzuki Motor Corp.                                         1,794,508
    79,000   Toyota Motor Corp.                                         3,668,631
    76,400   Yamaha Motor Co., Ltd.                                     1,644,655
                                                                  ---------------
                                                                       10,193,780
                                                                  ---------------
             MOVIES/ENTERTAINMENT
    35,500   TOHO Co., Ltd.                                               678,894
                                                                  ---------------
             PHARMACEUTICALS: OTHER
    56,700   Astellas Pharma Inc.                                       2,027,982
    85,000   Daiichi Sankyo Co., Ltd.                                   1,541,072
    36,700   Ono Pharmaceutical
              Co., Ltd.                                                 1,635,836
                                                                  ---------------
                                                                        5,204,890
                                                                  ---------------
             RAILROADS
       265   East Japan Railway Co.                                     1,580,055
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
    99,000   Mitsubishi Estate Co., Ltd.                                1,471,426
                                                                  ---------------
             RECREATIONAL PRODUCTS
    19,400   Nintendo Co., Ltd.                                         2,178,158
   101,200   Yamaha Corp.                                               1,793,805
                                                                  ---------------
                                                                        3,971,963
                                                                  ---------------
             SEMICONDUCTORS
    12,000   Rohm Co., Ltd.                                               973,144
                                                                  ---------------
             STEEL
   230,000   Nippon Steel Corp.                                           820,098
                                                                  ---------------
             TEXTILES
   104,000   Nisshinbo Industries, Inc.                                 1,021,434
   267,000   Teijin Ltd.                                                1,598,736
                                                                  ---------------
                                                                        2,620,170
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             WHOLESALE DISTRIBUTORS
    22,000   Hitachi High-Technologies
              Corp.                                               $       511,992
   164,000   Mitsubishi Corp.                                           3,212,313
    79,000   Nagase & Co., Ltd.                                           985,806
                                                                  ---------------
                                                                        4,710,111
                                                                  ---------------
             TOTAL JAPAN                                              100,531,619
                                                                  ---------------
             MALAYSIA (1.0%)
             AGRICULTURAL COMMODITIES/MILLING
   112,000   IOI Corporation Berhad                                       388,287
                                                                  ---------------
             ELECTRIC UTILITIES
   180,000   Tenaga Nasional Berhad                                       476,014
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
   524,000   Gamuda Berhad                                                530,522
   352,800   Road Builder (M)
              Holdings Berhad                                             175,864
                                                                  ---------------
                                                                          706,386
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
   326,800   Bandar Raya
              Developments Berhad                                          86,124
   566,000   MK Land Holdings Berhad                                      110,878
                                                                  ---------------
                                                                          197,002
                                                                  ---------------
             TOTAL MALAYSIA                                             1,767,689
                                                                  ---------------
             SINGAPORE (2.9%)
             AIRLINES
   153,000   Singapore Airlines Ltd.                                    1,015,180
                                                                  ---------------
             ELECTRONIC COMPONENTS
   378,000   UniSteel Technology Ltd.                                     386,862
    57,100   Venture Corp., Ltd.                                          422,151
                                                                  ---------------
                                                                          809,013
                                                                  ---------------
             MAJOR BANKS
   329,600   Oversea-Chinese Banking
              Corp., Ltd.                                               1,227,668
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
   461,000   Capitaland Ltd.                                              867,742
    95,400   City Developments Ltd.                                       496,549
                                                                  ---------------
                                                                        1,364,291
                                                                  ---------------
             WATER UTILITIES
   539,500   Hyflux Ltd.                                          $       954,263
                                                                  ---------------
             TOTAL SINGAPORE                                            5,370,415
                                                                  ---------------
             SOUTH KOREA (6.1%)
             APPAREL/FOOTWEAR
    29,770   Cheil Industries Inc.                                        725,102
                                                                  ---------------
             AUTOMOTIVE AFTERMARKET
    28,200   Hankook Tire Co., Ltd.                                       338,616
     9,765   Kumho Tire Co., Inc.                                         145,612
                                                                  ---------------
                                                                          484,228
                                                                  ---------------
             ELECTRONIC COMPONENTS
     2,720   Samsung SDI Co., Ltd.                                        269,166
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
    53,140   Doosan Heavy Industries and
              Construction Co., Ltd.                                    1,156,458
    12,040   GS Engineering &
              Construction Corp.                                          516,410
                                                                  ---------------
                                                                        1,672,868
                                                                  ---------------
             FINANCIAL CONGLOMERATES
    10,000   Shinhan Financial Group
              Co., Ltd.                                                   335,121
    11,550   Woori Finance Holdings
              Co., Ltd.                                                   178,727
                                                                  ---------------
                                                                          513,848
                                                                  ---------------
             FOOD: SPECIALTY/CANDY
     3,658   Orion Corp.                                                  712,085
                                                                  ---------------
             INDUSTRIAL MACHINERY
    14,010   Hyundai Mobis                                              1,117,909
                                                                  ---------------
             INTERNET SOFTWARE/SERVICES
       520   NHN Corp.*                                                    86,760
                                                                  ---------------
             MOTOR VEHICLES
     9,420   Hyundai Motor Co., Ltd.                                      694,543
                                                                  ---------------
             OIL REFINING/MARKETING
     8,960   SK Corp.                                                     460,388
     5,010   S-Oil Corp.                                                  374,343
                                                                  ---------------
                                                                          834,731
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             OTHER METALS/MINERALS
     8,530   Korea Zinc Co., Ltd.                                 $       291,956
                                                                  ---------------
             PROPERTY - CASUALTY INSURERS
     5,000   Samsung Fire & Marine
              Insurance Co., Ltd.                                         476,515
                                                                  ---------------
             RECREATIONAL PRODUCTS
       990   NCsoft Corp.*                                                 92,783
                                                                  ---------------
             REGIONAL BANKS
    61,120   Pusan Bank                                                   637,744
                                                                  ---------------
             SEMICONDUCTORS
     2,411   Samsung Electronics
              Co., Ltd.                                                 1,284,846
                                                                  ---------------
             TOBACCO
    11,810   KT&G Corp.                                                   483,334
                                                                  ---------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY
    24,120   Doosan Infracore Co., Ltd.                                   300,288
     6,540   Hyundai Heavy Industries
              Co., Ltd.                                                   427,058
                                                                  ---------------
                                                                          727,346
                                                                  ---------------
             TOTAL SOUTH KOREA                                         11,105,764
                                                                  ---------------
             TAIWAN (6.6%)
             AUTOMOTIVE AFTERMARKET
   270,685   Cheng Shin Rubber Industry
              Co., Ltd.                                                   195,436
                                                                  ---------------
             COMPUTER PERIPHERALS
   181,618   Hon Hai Precision Industry
              Co., Ltd.                                                   787,030
                                                                  ---------------
             COMPUTER PROCESSING HARDWARE
    71,000   Acer Inc.                                                    144,497
   570,000   Compal Electronics Inc.                                      507,400
    14,000   High Tech Computer Corp.                                     150,702
                                                                  ---------------
                                                                          802,599
                                                                  ---------------
             ELECTRICAL PRODUCTS
   418,960   Phoenixtec Power Co., Ltd.                                   373,882
                                                                  ---------------
             ELECTRONIC COMPONENTS
   395,884   Infortrend Technology Inc.                                   621,648
   132,154   Radiant Opto-Electronics
              Corp.                                               $       288,781
                                                                  ---------------
                                                                          910,429
                                                                  ---------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS
   672,450   AU Optronics Corp.                                           853,854
   234,651   Delta Electronics, Inc.                                      395,877
    40,342   Delta Electronics,
              Inc. (GDR)                                                  324,753
                                                                  ---------------
                                                                        1,574,484
                                                                  ---------------
             ELECTRONICS/APPLIANCE STORES
    91,844   Largan Precision Co., Ltd.                                   833,444
                                                                  ---------------
             ELECTRONICS/APPLIANCES
   222,001   Tsann Kuen Enterprise
              Co., Ltd.                                                   363,506
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
   511,029   CTCI Corp.                                                   195,506
                                                                  ---------------
             FINANCIAL CONGLOMERATES
   298,000   Cathay Financial
              Holding Co.                                                 524,070
    19,667   Fubon Financial Holding
              Co., Ltd. (GDR)                                             169,166
   644,000   Mega Financial Holding
              Co., Ltd.                                                   421,098
 1,195,175   Shin Kong Financial Holding
              Co., Ltd.                                                   861,265
 1,110,536   Taishin Financial Holdings
              Co., Ltd.                                                   568,638
                                                                  ---------------
                                                                        2,544,237
                                                                  ---------------
             INDUSTRIAL SPECIALTIES
   118,889   Asia Optical Co., Inc.                                       687,057
                                                                  ---------------
             INVESTMENT BANKS/BROKERS
   812,470   Polaris Securities Co., Ltd.                                 270,936
                                                                  ---------------
             PACKAGED SOFTWARE
   218,662   Springsoft Inc.                                              321,557
                                                                  ---------------
             REGIONAL BANKS
 1,209,208   Chinatrust Financial Holding
              Co., Ltd.                                                   939,861
                                                                  ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
---------------------------------------------------------------------------------
             SEMICONDUCTORS
   112,015   MediaTek Inc.                                        $       970,287
                                                                  ---------------
             STEEL
   328,000   China Steel Corp.                                            258,868
                                                                  ---------------
             TOTAL TAIWAN                                              12,029,119
                                                                  ---------------
             THAILAND (4.0%)
             AIRLINES
   421,600   Thai Airways International
              PCL (Alien Shares)                                          382,333
                                                                  ---------------
             COAL
    84,000   Banpu PCL (Alien Shares)                                     288,235
                                                                  ---------------
             ENGINEERING & CONSTRUCTION
 1,009,200   Ch. Karnchang PCL
              (Alien Shares)                                              301,771
 1,798,600   Italian-Thai Development PCL
              (Alien Shares)                                              390,137
 1,616,000   Sino Thai Engineering &
              Construction PCL
              (Alien Shares)                                              463,412
                                                                  ---------------
                                                                        1,155,320
                                                                  ---------------
             MAJOR BANKS
   741,800   Kasikornbank PCL
              (Alien Shares)                                            1,147,548
    26,700   Kasikornbank PCL (NVDR)                                       39,592
                                                                  ---------------
                                                                        1,187,140
                                                                  ---------------
             OIL REFINING/MARKETING
    93,700   PTT PCL (Alien Shares)                                       505,245
    77,500   Thai Oil PCL (Alien Shares)                                  133,915
                                                                  ---------------
                                                                          639,160
                                                                  ---------------
             REAL ESTATE DEVELOPMENT
 4,182,800   Asian Property Development
              PCL (Alien Shares)                                          346,516
                                                                  ---------------
             REGIONAL BANKS
   536,500   Bangkok Bank PCL
              (Alien Shares)                                            1,356,695
   183,900   Siam City Bank PCL
              (Alien Shares)                                              106,783
   350,500   Siam Commercial Bank PCL
             (Alien Shares)                                       $       405,910
                                                                  ---------------
                                                                        1,869,388
                                                                  ---------------
             SPECIALTY TELECOMMUNICATIONS
 2,540,600   True Corporation PCL
              (Alien Shares)*                                             460,795
                                                                  ---------------
             WIRELESS TELECOMMUNICATIONS
   159,300   Advanced Info Service PCL
              (Alien Shares)                                              390,441
   187,000   Total Access Communication
              PCL (Alien Shares)*                                         591,981
                                                                  ---------------
                                                                          982,422
                                                                  ---------------
             TOTAL THAILAND                                             7,311,309
                                                                  ---------------
             TOTAL COMMON STOCKS
              (COST $155,162,791)                                     181,279,298
                                                                  ---------------
             PREFERRED STOCKS (a) (0.8%)
             SOUTH KOREA
             MOTOR VEHICLES
     7,330   Hyundai Motor Co., Ltd.                                      372,288
                                                                  ---------------
             SEMICONDUCTORS
     2,778   Samsung Electronics
              Co., Ltd.                                                 1,139,201
                                                                  ---------------
             TOTAL PREFERRED STOCKS
              (COST $740,460)                                           1,511,489
                                                                  ---------------
             WARRANT (a) (0.0%)
             THAILAND
             ENGINEERING & CONSTRUCTION
   269,333   Sino-Thai Engineering &
              Construction PCL
              (due 04/18/08)*
              (COST $20,868)                                               32,610
                                                                  ---------------
TOTAL INVESTMENTS
 (COST $155,924,119) (b)                          100.1%              182,823,397
LIABILITIES IN EXCESS OF
 OTHER ASSETS                                      (0.1)                  (98,525)
                                                  -----           ---------------
NET ASSETS                                        100.0%          $   182,724,872
                                                  =====           ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
   GDR  GLOBAL DEPOSITARY RECEIPT.
  NVDR  NON VOTING DEPOSITARY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
    + COMPRISED OF SECURITIES IN SEPARATE ENTITIES THAT ARE TRADED AS A SINGLE STAPLED SECURITY.
   (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $182,823,397 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $159,306,725. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $42,039,095 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $18,522,423, RESULTING IN NET UNREALIZED APPRECIATION OF $23,516,672.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
SUMMARY OF INVESTMENTS - OCTOBER 31, 2005

                                                                  PERCENT OF
INDUSTRY                                             VALUE        NET ASSETS
----------------------------------------------------------------------------
Electronic Equipment/
 Instruments                                    $    17,970,703       9.8%
Motor Vehicles                                       12,422,468       6.8
Industrial Machinery                                 10,376,642       5.7
Engineering &
 Construction                                         8,688,840       4.8
Regional Banks                                        7,221,941       4.0
Real Estate Development                               7,051,360       3.9
Chemicals: Specialty                                  6,145,972       3.4
Major Banks                                           5,852,080       3.2
Pharmaceuticals: Other                                5,204,890       2.8
Financial Conglomerates                               4,733,280       2.6
Wholesale Distributors                                4,710,111       2.6
Semiconductors                                        4,650,479       2.5
Electrical Products                                   4,529,037       2.5
Electronics/Appliances                                4,490,267       2.5
Recreational Products                                 4,064,746       2.2
Textiles                                              3,963,817       2.2
Electronic Components                                 3,744,210       2.0
Other Metals/Minerals                                 3,723,982       2.0
Apparel/Footwear Retail                               3,552,401       1.9
Industrial Conglomerates                              3,442,775       1.9
Computer Processing
 Hardware                                             3,262,303       1.8
Home Building                                         2,950,920       1.6
Commercial Printing/
 Forms                                                2,474,161       1.4
Apparel/Footwear                                      2,459,510       1.3
Industrial Specialties                                2,446,251       1.3
Food Retail                                           2,407,798       1.3
Electric Utilities                                    1,833,164       1.0
Wireless
 Telecommunications                                   1,814,687       1.0
Major Telecommunications                              1,680,524       0.9
Computer Peripherals                                  1,633,069       0.9
Railroads                                             1,580,055       0.9
Airlines                                              1,566,260       0.9
Finance/Rental/Leasing                                1,504,736       0.8
Miscellaneous
 Manufacturing                                        1,489,040       0.8
Oil Refining/Marketing                                1,473,891       0.8
Building Products                                     1,391,948       0.8
Chemicals: Major
 Diversified                                          1,390,394       0.8
Property - Casualty
 Insurers                                             1,363,714       0.7
Food: Specialty/Candy                           $     1,355,716       0.7%
Tools/Hardware                                        1,248,439       0.7
Casino/Gaming                                         1,147,824       0.6
Beverages: Alcoholic                                  1,111,425       0.6
Steel                                                 1,078,966       0.6
Miscellaneous Commercial
 Services                                             1,043,299       0.6
Auto Parts: O.E.M                                     1,013,574       0.6
Electronic Distributors                                 963,761       0.5
Water Utilities                                         954,263       0.5
Food: Meat/Fish/Dairy                                   942,493       0.5
Electronics/
 Appliance Stores                                       833,444       0.5
Biotechnology                                           786,247       0.4
Metal Fabrications                                      765,341       0.4
Trucks/Construction/
 Farm Machinery                                         727,346       0.4
Multi-Line Insurance                                    683,553       0.4
Automotive Aftermarket                                  679,664       0.4
Movies/Entertainment                                    678,894       0.4
Coal                                                    663,967       0.4
Agricultural Commodities/
 Milling                                                631,710       0.3
Tobacco                                                 608,327       0.3
Forest Products                                         565,824       0.3
Specialty
 Telecommunications                                     460,795       0.3
Packaged Software                                       321,557       0.2
Other Transportation                                    321,487       0.2
Real Estate Investment
 Trusts                                                 311,544       0.2
Department Stores                                       301,207       0.2
Investment Banks/
 Brokers                                                270,936       0.1
Precious Metals                                         263,092       0.1
Life/Health Insurance                                   255,900       0.1
Specialty Stores                                        190,242       0.1
Other Consumer Services                                 150,433       0.1
Aluminum                                                129,341       0.1
Internet Software/
 Services                                                86,760       0.0
Investment Trusts/
 Mutual Funds                                            13,600       0.0
                                                ---------------     -----
                                                $   182,823,397     100.1%
                                                ===============     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2005

ASSETS:
Investments in securities, at value (cost $155,924,119)                                           $   182,823,397
Cash (including foreign currency of $92,028 at value, with a cost of $92,210)                             156,720
Receivable for:
    Dividends                                                                                             456,000
    Foreign withholding taxes reclaimed                                                                   159,963
    Investments sold                                                                                       62,026
    Capital stock sold                                                                                     19,537
Prepaid expenses and other assets                                                                          31,160
                                                                                                  ---------------
    TOTAL ASSETS                                                                                      183,708,803
                                                                                                  ---------------
LIABILITIES:
Payable for:
    Capital stock redeemed                                                                                337,263
    Investments purchased                                                                                 240,488
    Investment advisory fee                                                                               136,837
    Distribution fee                                                                                       74,966
    Transfer agent fee                                                                                     12,826
    Administration fee                                                                                     12,583
Accrued expenses and other payables                                                                       168,968
                                                                                                  ---------------
    TOTAL LIABILITIES                                                                                     983,931
                                                                                                  ---------------
    NET ASSETS                                                                                    $   182,724,872
                                                                                                  ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                   $   502,805,928
Net unrealized appreciation                                                                            26,880,572
Accumulated net investment loss                                                                          (452,420)
Accumulated net realized loss                                                                        (346,509,208)
                                                                                                  ---------------
    NET ASSETS                                                                                    $   182,724,872
                                                                                                  ===============
CLASS A SHARES:
Net Assets                                                                                        $   118,777,508
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                             7,656,188
    NET ASSET VALUE PER SHARE                                                                     $         15.51
                                                                                                  ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                               $         16.37
                                                                                                  ===============
CLASS B SHARES:
Net Assets                                                                                        $    50,266,348
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                             3,362,928
    NET ASSET VALUE PER SHARE                                                                     $         14.95
                                                                                                  ===============
CLASS C SHARES:
Net Assets                                                                                        $     6,197,482
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                               414,575
    NET ASSET VALUE PER SHARE                                                                     $         14.95
                                                                                                  ===============
CLASS D SHARES:
Net Assets                                                                                        $     7,483,534
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE)                                               476,375
    NET ASSET VALUE PER SHARE                                                                     $         15.71
                                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $335,925 foreign withholding tax)                                               $     3,576,851
Interest                                                                                                   30,845
                                                                                                  ---------------
    TOTAL INCOME                                                                                        3,607,696
                                                                                                  ---------------
EXPENSES
Investment advisory fee                                                                                 1,674,221
Distribution fee (Class A shares)                                                                         161,827
Distribution fee (Class B shares)                                                                       1,145,343
Distribution fee (Class C shares)                                                                          75,672
Transfer agent fees and expenses                                                                          679,646
Custodian fees                                                                                            199,849
Administration fee                                                                                        153,951
Shareholder reports and notices                                                                           102,425
Professional fees                                                                                          93,551
Registration fees                                                                                          54,778
Directors' fees and expenses                                                                                8,915
Other                                                                                                      36,585
                                                                                                  ---------------
    TOTAL EXPENSES                                                                                      4,386,763
                                                                                                  ---------------
    NET INVESTMENT LOSS                                                                                  (779,067)
                                                                                                  ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN/LOSS ON:
Investments                                                                                            24,509,661
Foreign exchange transactions                                                                            (140,503)
                                                                                                  ---------------
    NET REALIZED GAIN                                                                                  24,369,158
                                                                                                  ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                                             9,479,678
Translation of forward foreign currency contracts, other assets and liabilities denominated
  in foreign currencies                                                                                   (38,622)
                                                                                                  ---------------
    NET APPRECIATION                                                                                    9,441,056
                                                                                                  ---------------
    NET GAIN                                                                                           33,810,214
                                                                                                  ---------------
NET INCREASE                                                                                      $    33,031,147
                                                                                                  ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                           FOR THE YEAR        FOR THE YEAR
                                                                               ENDED               ENDED
                                                                         OCTOBER 31, 2005    OCTOBER 31, 2004
                                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $       (779,067)   $     (1,396,181)
Net realized gain                                                              24,369,158          15,278,705
Net change in unrealized appreciation                                           9,441,056           3,372,227
                                                                         ----------------    ----------------

    NET INCREASE                                                               33,031,147          17,254,751

Net decrease from capital stock transactions                                  (40,117,196)        (35,739,589)
                                                                         ----------------    ----------------

    NET DECREASE                                                               (7,086,049)        (18,484,838)

NET ASSETS:
Beginning of period                                                           189,810,921         208,295,759
                                                                         ----------------    ----------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $452,420 AND
$928,501, RESPECTIVELY)                                                  $    182,724,872    $    189,810,921
                                                                         ================    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Pacific Growth Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize capital appreciation of its investments. The Fund was incorporated in Maryland on June 13, 1990 and commenced operations on November 30, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Directors of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited ("MSAITM") or Morgan Stanley Investment Management Company ("MSIMC") (collectively the "Sub-Advisers"), affiliates of the Investment Adviser, determine that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser and Sub-Advisers using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss.

The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.87% to the portion of the daily net assets not exceeding $1 billion; 0.82% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.77% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisers, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under the Sub-Advisory Agreements between the Sub-Advisers and the Investment Adviser, the Sub-Advisers invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for their services provided pursuant to the Sub-Advisory Agreements, the Investment Adviser paid MSAITM and MSIMC compensation of $418,388 and $401,980, respectively, for the year ended October 31, 2005.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisers. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $38,050,871 at October 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $50, $119,283 and $2,739, respectively and received $25,289 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2005 aggregated $47,496,843 and $88,558,559, respectively

For the year ended October 31, 2005, the Fund incurred brokerage commissions of $17,528 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Advisers and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended October 31, 2005 included in Directors' fees and expenses in the Statement of Operations amounted to $6,763. At October 31, 2005, the Fund had an accrued pension liability of $56,874 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                               FOR THE YEAR                         FOR THE YEAR
                                                                   ENDED                               ENDED
                                                              OCTOBER 31, 2005                     OCTOBER 31, 2004
                                                     ----------------------------------    ----------------------------------
                                                          SHARES            AMOUNT              SHARES            AMOUNT
                                                     ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                                         273,670    $     4,028,259            849,027    $    10,851,615
Conversion from Class B                                    8,240,201        117,284,310                 --                 --
Redeemed                                                  (1,308,277)       (19,420,359)          (814,531)       (10,330,754)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase -- Class A                                    7,205,594        101,892,210             34,496            520,861
                                                     ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                                         500,745          6,969,268          1,399,559         17,350,845
Conversion to Class A                                     (8,511,018)      (117,284,310)                --                 --
Redeemed                                                  (2,353,678)       (32,880,457)        (3,798,326)       (46,648,046)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                                  (10,363,951)      (143,195,499)        (2,398,767)       (29,297,201)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                                          77,361          1,079,981            257,743          3,206,981
Redeemed                                                    (287,005)        (4,023,821)          (299,421)        (3,721,991)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                                     (209,644)        (2,943,840)           (41,678)          (515,010)
                                                     ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                                         386,751          5,684,775            282,096          3,537,230
Redeemed                                                    (105,121)        (1,554,842)          (806,010)        (9,985,469)
                                                     ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D                           281,630          4,129,933           (523,914)        (6,448,239)
                                                     ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                                      (3,086,371)   $   (40,117,196)        (2,929,863)   $   (35,739,589)
                                                     ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2005, the Fund's cash balance consisted principally of interest bearing deposits with J.P. Morgan Chase, the Fund's custodian.

At October 31, 2005, investments in securities of issuers in Japan represented 55.0% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2005, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                             --
Capital loss carryforward*             $   (343,516,145)
Temporary differences                           (57,107)
Net unrealized appreciation                  23,492,196
                                       ----------------
Total accumulated losses               $   (320,081,056)
                                       ================

*During the year ended October 31, 2005, the Fund utilized $24,981,226 of its net capital loss carryforward. As of October 31, 2005, the Fund had a net capital loss carryforward of $343,516,145 of which $268,351,895 will expire on October 31, 2006, $26,405,832 will expire on October 31, 2007, $25,342,356 will expire on October 31, 2009, $8,609,971 will expire on October 31, 2010 and $14,806,091 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2005, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs") and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss, foreign currency losses, an expired capital loss carryforward and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $16,407,139, accumulated net realized loss was credited $15,151,991 and accumulated net investment loss was credited $1,255,148.

8. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PACIFIC GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                     2005          2004          2003          2002          2001
                                                  ----------    ----------    ----------    ----------    ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    13.01    $    11.85    $     8.60    $     8.92    $    13.29
                                                  ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss)++                        0.01          0.01         (0.02)        (0.05)        (0.03)
  Net realized and unrealized gain (loss)               2.49          1.15          3.27         (0.27)        (4.13)
                                                  ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations          2.50          1.16          3.25         (0.32)        (4.16)
                                                  ----------    ----------    ----------    ----------    ----------

Less dividends from net investment income                  -             -             -             -         (0.21)
                                                  ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                    $    15.51    $    13.01    $    11.85    $     8.60    $     8.92
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          19.22%         9.79%      37.79 %         (3.59)%      (31.42)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.81%         1.74%         1.96%         1.88%         1.74%
Net investment income (loss)                            0.06%         0.04%        (0.17)%       (0.40)%       (0.38)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $  118,778    $    5,863    $    4,931    $    4,089    $    3,131
Portfolio turnover rate                                   25%           26%         40 %          32 %          37 %

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                     2005          2004          2003          2002          2001
                                                  ----------    ----------    ----------    ----------    ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    12.64    $    11.60    $     8.53    $     8.89    $    13.11
                                                  ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment loss++                                (0.10)        (0.09)        (0.08)        (0.11)        (0.13)
  Net realized and unrealized gain
    (loss)                                              2.41          1.13          3.15         (0.25)        (4.05)
                                                  ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
  operations                                            2.31          1.04          3.07         (0.36)        (4.18)
                                                  ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
  income                                                   -             -             -             -         (0.04)
                                                  ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                    $    14.95    $    12.64    $    11.60    $     8.53    $     8.89
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          18.28%         8.97%        35.99%        (4.05)%      (31.87)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.56%         2.51%         2.72%         2.64%         2.55%
Net investment loss                                    (0.69)%       (0.73)%       (0.93)%       (1.16)%       (1.19)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $   50,266    $  173,504    $  187,065    $  163,000    $  231,422
Portfolio turnover rate                                   25%           26%           40%           32%           37%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                     2005          2004          2003          2002          2001
                                                  ----------    ----------    ----------    ----------    ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    12.63    $    11.59    $     8.52    $     8.86    $    13.07
                                                  ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment loss++                                (0.09)        (0.09)        (0.09)        (0.10)        (0.13)
  Net realized and unrealized gain (loss)               2.41          1.13          3.16         (0.24)        (4.05)
                                                  ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations          2.32          1.04          3.07         (0.34)        (4.18)
                                                  ----------    ----------    ----------    ----------    ----------

Less dividends from net investment income                  -             -             -             -         (0.03)
                                                  ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                    $    14.95    $    12.63    $    11.59    $     8.52    $     8.86
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          18.37%         8.97%        36.03%        (3.84)%      (31.89)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                2.55%         2.51%         2.72%         2.47%         2.50%
Net investment loss                                    (0.68)%       (0.73)%       (0.93)%       (0.99)%       (1.14)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    6,197    $    7,885    $    7,718    $    3,182    $    3,880
Portfolio turnover rate                                   25%           26%           40%           32%           37%

----------
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                  ------------------------------------------------------------------
                                                     2005          2004          2003          2002          2001
                                                  ----------    ----------    ----------    ----------    ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period              $    13.14    $    11.94    $     8.68    $     8.96    $    13.35
                                                  ----------    ----------    ----------    ----------    ----------

Income (loss) from investment operations:
  Net investment income (loss)++                        0.11          0.03          0.00         (0.02)        (0.02)
  Net realized and unrealized gain (loss)               2.46          1.17          3.26         (0.26)        (4.11)
                                                  ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment operations          2.57          1.20          3.26         (0.28)        (4.13)
                                                  ----------    ----------    ----------    ----------    ----------

Less dividends from net investment income                  -             -             -             -         (0.26)
                                                  ----------    ----------    ----------    ----------    ----------

Net asset value, end of period                    $    15.71    $    13.14    $    11.94    $     8.68    $     8.96
                                                  ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                          19.56%        10.05%        37.56%        (3.12)%      (31.19)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                1.56%         1.51%         1.72%         1.64%         1.55%
Net investment income (loss)                            0.31%         0.27%         0.07%        (0.16)%       (0.19)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $    7,484    $    2,559    $    8,581    $    5,518    $    6,284
Portfolio turnover rate                                   25%           26%           40%           32%           37%

----------
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PACIFIC GROWTH FUND INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY PACIFIC GROWTH FUND INC.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Pacific Growth Fund Inc. (the "Fund"), including the portfolio of investments, as of October 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Pacific Growth Fund Inc. as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 19, 2005

MORGAN STANLEY PACIFIC GROWTH FUND INC.
DIRECTOR AND OFFICER INFORMATION

INDEPENDENT DIRECTORS:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                           IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*        DURING PAST 5 YEARS**        BY DIRECTOR***     HELD BY DIRECTOR
---------------------------  -----------  ------------  ---------------------------------  --------------  -----------------------
Michael Bozic (64)           Director     Since         Private Investor; Director or      197             Director of various
c/o Kramer Levin Naftalis                 April 1994    Trustee of the Retail Funds                        business organizations.
& Frankel LLP                                           (since April 1994) and the
Counsel to the Independent                              Institutional Funds (since July
Directors                                               2003); formerly Vice Chairman of
1177 Avenue of the Americas                             Kmart Corporation (December 1998-
New York, NY 10036                                      October 2000), Chairman and Chief
                                                        Executive Officer of Levitz
                                                        Furniture Corporation (November
                                                        1995- November 1998) and
                                                        President and Chief Executive
                                                        Officer of Hills Department
                                                        Stores (May 1991-July 1995);
                                                        formerly variously Chairman,
                                                        Chief Executive Officer,
                                                        President and Chief Operating
                                                        Officer (1987-1991) of the Sears
                                                        Merchandise Group of Sears,
                                                        Roebuck & Co.

Edwin J. Garn (73)           Director     Since         Consultant; Director or Trustee    197             Director of Franklin
1031 N. Chartwell Court                   January 1993  of the Retail Funds (since                         Covey (time management
Salt Lake City, UT 84103                                January 1993) and the                              systems), BMW Bank of
                                                        Institutional Funds (since July                    North America, Inc.
                                                        2003); member of the Utah                          (industrial loan
                                                        Regional Advisory Board of                         corporation), Escrow
                                                        Pacific Corp. (utility company);                   Bank USA (industrial
                                                        formerly Managing Director of                      loan corporation),
                                                        Summit Ventures LLC (2000-2004)                    United Space Alliance
                                                        (lobbying and consulting firm);                    (joint venture between
                                                        United States Senator (R-Utah)                     Lockheed Martin and the
                                                        (1974-1992) and Chairman, Senate                   Boeing Company) and
                                                        Banking Committee (1980-1986),                     Nuskin Asia Pacific
                                                        Mayor of Salt Lake City, Utah                      (multilevel marketing);
                                                        (1971-1974), Astronaut, Space                      member of the board of
                                                        Shuttle Discovery (April 12-19,                    various civic and
                                                        1985), and Vice Chairman,                          charitable
                                                        Huntsman Corporation (chemical                     organizations.
                                                        company).

Wayne E. Hedien (71)         Director     Since         Retired; Director or Trustee of    197             Director of The PMI
c/o Kramer Levin Naftalis                 September     the Retail Funds (since September                  Group Inc. (private
& Frankel LLP                             1997          1997) and the Institutional Funds                  mortgage insurance);
Counsel to the Independent                              (since July 2003); formerly                        Trustee and Vice
Directors                                               associated with the Allstate                       Chairman of The Field
1177 Avenue of the Americas                             Companies (1966-1994), most                        Museum of Natural
New York, NY 10036                                      recently as Chairman of The                        History; director of
                                                        Allstate Corporation (March 1993-                  various other business
                                                        December 1994) and Chairman and                    and charitable
                                                        Chief Executive Officer of its                     organizations.
                                                        wholly-owned subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                           IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*        DURING PAST 5 YEARS**        BY DIRECTOR***     HELD BY DIRECTOR
---------------------------  -----------  ------------  ---------------------------------  --------------  -----------------------
Dr. Manuel H. Johnson (56)   Director     Since         Senior Partner, Johnson Smick      197             Director of NVR, Inc.
c/o Johnson Smick Group,                  July 1991     International, Inc., a consulting                  (home construction);
Inc.                                                    firm; Chairman of the Audit                        Director of KFX Energy;
888 16th Street, NW                                     Committee and Director or Trustee                  Director of RBS
Suite 740                                               of the Retail Funds (since July                    Greenwich Capital
Washington, D.C. 20006                                  1991) and the Institutional Funds                  Holdings (financial
                                                        (since July 2003); Co-Chairman                     holding company).
                                                        and a founder of the Group of
                                                        Seven Council (G7C), an
                                                        international economic
                                                        commission; formerly Vice
                                                        Chairman of the Board of
                                                        Governors of the Federal Reserve
                                                        System and Assistant Secretary of
                                                        the U.S. Treasury.

Joseph J. Kearns (63)        Director     Since         President, Kearns & Associates     198             Director of Electro
c/o Kearns & Associates LLC               July 2003     LLC (investment consulting);                       Rent Corporation
PMB754                                                  Deputy Chairman of the Audit                       (equipment leasing),
23852 Pacific Coast Highway                             Committee and Director or Trustee                  The Ford Family
Malibu, CA 90265                                        of the Retail Funds (since July                    Foundation, and the
                                                        2003) and the Institutional Funds                  UCLA Foundation.
                                                        (since August 1994); previously
                                                        Chairman of the Audit Committee
                                                        of the Institutional Funds
                                                        (October 2001-July 2003);
                                                        formerly CFO of the J. Paul Getty
                                                        Trust.

Michael E. Nugent (69)       Director     Since         General Partner of Triumph         197
c/o Triumph Capital, L.P.                 July 1991     Capital, L.P., a private
445 Park Avenue                                         investment partnership; Chairman
New York, NY 10022                                      of the Insurance Committee and
                                                        Director or Trustee of the Retail
                                                        Funds (since July 1991) and the
                                                        Institutional Funds (since July
                                                        2001); formerly Vice President,
                                                        Bankers Trust Company and BT
                                                        Capital Corporation (1984-1988).

Fergus Reid (73)             Director     Since         Chairman of Lumelite Plastics      198             Trustee and Director of
c/o Lumelite Plastics                     July 2003     Corporation; Chairman of the                       certain investment
Corporation                                             Governance Committee and Director                  companies in the
85 Charles Colman Blvd.                                 or Trustee of the Retail Funds                     JPMorgan Funds complex
Pawling, NY 12564                                       (since July 2003) and the                          managed by J.P. Morgan
                                                        Institutional Funds (since June                    Investment Management
                                                        1992).                                             Inc.

INTERESTED DIRECTORS:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                            TERM OF                                           IN FUND
                             POSITION(S)   OFFICE AND                                         COMPLEX
 NAME, AGE AND ADDRESS OF     HELD WITH    LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN       OTHER DIRECTORSHIPS
   INDEPENDENT DIRECTOR      REGISTRANT   TIME SERVED*        DURING PAST 5 YEARS**        BY DIRECTOR***     HELD BY DIRECTOR
---------------------------  -----------  ------------  ---------------------------------  --------------  -----------------------
Charles A. Fiumefreddo (72)  Chairman of  Since         Chairman and Director or Trustee   197             None
c/o Morgan Stanley Trust     the Board    July 1991     of the Retail Funds (since July
Harborside Financial         and                        1991) and the Institutional Funds
Center, Plaza Two,           Director                   (since July 2003); formerly Chief
Jersey City, NJ 07311                                   Executive Officer of the Retail
                                                        Funds (until September 2002).

James F. Higgins (57)        Director     Since         Director or Trustee of the Retail  197             Director of AXA
c/o Morgan Stanley Trust                  June 2000     Funds (since June 2000) and the                    Financial, Inc. and The
Harborside Financial                                    Institutional Funds (since July                    Equitable Life
Center, Plaza Two,                                      2003); Senior Advisor of Morgan                    Assurance Society of
Jersey City, NJ 07311                                   Stanley (since August 2000);                       the United States
                                                        Director of the Distributor and                    (financial services).
                                                        Dean Witter Realty Inc.;
                                                        previously President and Chief
                                                        Operating Officer of the Private
                                                        Client Group of Morgan Stanley
                                                        (May 1999-August 2000), and
                                                        President and Chief Operating
                                                        Officer of Individual Securities
                                                        of Morgan Stanley (February
                                                        1997-May 1999).

----------------
  * THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                       TERM OF
                                    POSITION(S)      OFFICE AND
     NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
        EXECUTIVE OFFICER            REGISTRANT      TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------  --------------  ---------------  -----------------------------------------------------------
Ronald E. Robison (66)             President and   Since May 2003   President (since September 2005) and Principal Executive
1221 Avenue of the Americas        Principal                        Officer of funds in the Fund Complex (since May 2003);
New York, NY 10020                 Executive                        Managing Director of Morgan Stanley & Co. Incorporated and
                                   Officer                          Morgan Stanley; Managing Director and Director of Morgan
                                                                    Stanley Investment Management Inc., Morgan Stanley
                                                                    Distribution Inc. and Morgan Stanley Distributors Inc.;
                                                                    Managing Director, Chief Administrative Officer and
                                                                    Director of Morgan Stanley Investment Advisors Inc. and
                                                                    Morgan Stanley Services Company Inc.; Chief Executive
                                                                    Officer and Director of Morgan Stanley Trust; Director of
                                                                    Morgan Stanley SICAV (since May 2004); President (since
                                                                    September 2005) and Principal Executive Officer (since May
                                                                    2003) of the Van Kampen Funds; previously, Executive Vice
                                                                    President (July 2003-September 2005) of funds in the Fund
                                                                    Complex and the Van Kampen Funds. He was also previously
                                                                    President and Director of the Institutional Funds (March
                                                                    2001-July 2003), Chief Global Operations Officer of Morgan
                                                                    Stanley Investment Management Inc. and Chief Executive
                                                                    Officer and Chairman of Van Kampen Investor Services.

Joseph J. McAlinden (62)           Vice President  Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                         Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                                  Inc.; Chief Investment Officer of the Van Kampen Funds;
                                                                    Vice President of the Institutional Funds (since July 2003)
                                                                    and the Retail Funds (since July 1995).

Barry Fink (50)                    Vice President  Since            General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                        February 1997    (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                                  Management; Managing Director (since December 2000),
                                                                    Secretary (since February 1997) and Director of the
                                                                    Investment Adviser and the Administrator; Vice President of
                                                                    the Retail Funds; Assistant Secretary of Morgan Stanley DW;
                                                                    Vice President of the Institutional Funds (since July
                                                                    2003); Managing Director, Secretary and Director of the
                                                                    Distributor; previously Secretary (February 1997-July 2003)
                                                                    and General Counsel (February 1997-April 2004) of the
                                                                    Retail Funds; Vice President and Assistant General Counsel
                                                                    of the Investment Adviser and the Administrator (February
                                                                    1997- December 2001).

Amy R. Doberman (43)               Vice President  Since July 2004  Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                         Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                  Management Inc. and the Investment Adviser, Vice President
                                                                    of the Institutional and Retail Funds (since July 2004);
                                                                    Vice President of the Van Kampen Funds (since August 2004);
                                                                    previously, Managing Director and General Counsel -
                                                                    Americas, UBS Global Asset Management (July 2000-July 2004)
                                                                    and General Counsel, Aeltus Investment Management, Inc.
                                                                    (January 1997-July 2000).

Carsten Otto (41)                  Chief           Since October    Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas        Compliance      2004             Morgan Stanley Investment Management (since October 2004);
New York, NY 10020                 Officer                          Executive Director of the Investment Adviser and Morgan
                                                                    Stanley Investment Management Inc.; formerly Assistant
                                                                    Secretary and Assistant General Counsel of the Morgan
                                                                    Stanley Retail Funds.

                                                       TERM OF
                                    POSITION(S)      OFFICE AND
     NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF
        EXECUTIVE OFFICER            REGISTRANT      TIME SERVED*         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------------  --------------  ---------------  -----------------------------------------------------------
Stefanie V. Chang (38)             Vice President  Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                         Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                  Investment Adviser; Vice President of the Institutional
                                                                    Funds (since December 1997) and the Retail Funds (since
                                                                    July 2003); formerly practiced law with the New York law
                                                                    firm of Rogers & Wells (now Clifford Chance US LLP).

Francis J. Smith (40)              Treasurer and   Treasurer since  Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust           Chief           July 2003 and    Administration (since December 2001); previously, Vice
Harborside Financial Center,       Financial       Chief Financial  President of the Retail Funds (September 2002-July 2003);
Plaza Two,                         Officer         Officer since    Vice President of the Investment Adviser and the
Jersey City, NJ 07311                              September 2002   Administrator (August 2000-November 2001).

Thomas F. Caloia (59)              Vice President  Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                            Treasurer of the Investment Adviser, the Distributor and
Harborside Financial Center,                                        the Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                          (April 1989-July 2003); formerly First Vice President of
Jersey City, NJ 07311                                               the Investment Adviser, the Distributor and the
                                                                    Administrator.

Mary E. Mullin (38)                Secretary       Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                         Morgan Stanley Investment Management Inc. and the
New York, NY 10020                                                  Investment Adviser; Secretary of the Institutional Funds
                                                                    (since June 1999) and the Retail Funds (since July 2003);
                                                                    formerly practiced law with the New York law firms of
                                                                    McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                    Flom LLP.

---------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISERS
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

Morgan Stanley Investment Management Company
23 Church Street, 1601 Capital Square
Singapore 049481

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

37916RPT-RA05-01061P-Y10/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                             PACIFIC GROWTH FUND


                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2005


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

        2005

                                                             REGISTRANT      COVERED ENTITIES(1)
          AUDIT FEES                                         $   42,145                 N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES                       $      540(2)   $             (2)
                    TAX FEES                                 $    7,301(3)   $             (4)
                    ALL OTHER FEES                           $        -      $            -
          TOTAL NON-AUDIT FEES                               $    7,841      $

          TOTAL                                              $   49,986      $

        2004

                                                             REGISTRANT      COVERED ENTITIES(1)
          AUDIT FEES                                         $   40,129           N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES                       $      452(2)   $    5,067,400(2)
                    TAX FEES                                 $    6,084(3)   $      545,053(4)
                    ALL OTHER FEES                           $        -      $            -(5)
          TOTAL NON-AUDIT FEES                               $    6,536      $    5,612,453

          TOTAL                                              $   46,665      $    5,612,453

        N/A- Not applicable, as not required by Item 4.

        (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

        (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

        (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

        (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

        (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         MORGAN STANLEY RETAIL FUNDS
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         MORGAN STANLEY INSTITUTIONAL FUNDS
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Pacific Growth Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 19, 2005